Summary of Significant Accounting Policies (Tables)	24 Months Ended
Dec. 31, 2014
Depreciation and Amortization Using Straight-Line Method Over Useful Life [Table Text Block]
Building	39 years
Furniture and fixtures	5 - 8 years
Machinery and equipment	4 - 5 years
Vehicles	4 - 5 years

Intangible Assets Useful Life [Table Text Block]
Land usage rights	50 years
Trademark usage rights	10 years
Software licenses	4 - 10 years

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
December 31,	2014	2013

Net sales:
United States	$21,198,125	$19,228,056
Europe	8,686,216	11,280,129
Asia	8,667,735	7,269,702

Total net sales	$38,552,076	$37,777,887

Long-lived assets, net:
United States	$2,957,593	$3,028,774
Europe	-	-
Asia	7,056,236	7,780,245
Total long-lived assets, net	$10,013,829	$10,809,019